Long-Term Debt - Additional Information (Details) - USD ($) $ in Thousands		9 Months Ended
	Aug. 09, 2021	Sep. 25, 2021	Dec. 26, 2020
Debt Instrument [Line Items]
Refinancing fees and expenses		$ 6,869
Payments of debt extinguishment costs		2,446
Loss on debt extinguishment		(6,313)
2026 Term Loan [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs		344
Refinancing fees and expenses		$ 1,574
Credit Facility, Interest Rate During Period		3.10%
Debt Instrument, Basis Spread on Variable Rate		3.00%
Previous Term Loan [Member]
Debt Instrument [Line Items]
Payments of debt extinguishment costs		$ 2,446
Previous Revolving Credit Facility [Member] | Previous Term Loan [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs		3,867
Refinancing fees and expenses		1,924
Loss on debt extinguishment		6,313
2026 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs		77
Refinancing fees and expenses		350
European Wax Center, Inc. and Subsidiaries | 2026 Term Loan [Member]
Debt Instrument [Line Items]
Term Loan		180,000	$ 0
European Wax Center, Inc. and Subsidiaries | Previous Term Loan [Member]
Debt Instrument [Line Items]
Term Loan		0	240,552
European Wax Center, Inc. and Subsidiaries | Previous Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Previous Revolving Credit Facility		0	30,000
Outstanding borrowings		$ 0	$ 30,000
European Wax Center, Inc. and Subsidiaries | 2026 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maturity date		Aug. 09, 2026
Debt Instrument, Basis Spread on Variable Rate	0.50%
European Wax Center, Inc. and Subsidiaries | 2026 Revolving Credit Facility [Member] | 2026 Term Loan [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 40,000
Previous Revolving Credit Facility		0
Outstanding borrowings		$ 0
European Wax Center, Inc. and Subsidiaries | 2026 Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.30%
European Wax Center, Inc. and Subsidiaries | 2026 Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.45%
European Wax Center, Inc. and Subsidiaries | 2026 Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%